Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	ROCK CREEK PHARMACEUTICALS, INC.
Entity Central Index Key	0000776008
Entity Filer Category	Accelerated Filer